OPERATING LEASES - LESSEE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Leases - Lessee
Lessee, operating lease, term	5 years		5 years
Operating lease liability, current	$ 87,844		$ 87,465
Operating lease liability, noncurrent	234,690		251,214
Operating lease costs	$ 21,963	$ 7,321	$ 73,208	$ 0